Loss Before Income Tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - Income Statement Functional Expense Categories - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 3,655,346	$ 5,535,845	$ 12,509,744
Research and development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	1,669,514	3,547,182	7,782,330
Manufacturing and commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	(1,136)	378,096	547,998
Management and administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 1,986,968	$ 1,610,567	$ 4,179,416